Disclosure of deferred share units (Details)	12 Months Ended
Dec. 31, 2017 CAD shares
Statement [Line Items]
Share Capital Disclosure Of Deferred Share Units 1 | shares	510,560
Share Capital Disclosure Of Deferred Share Units 2 | CAD	CAD 3.39
Share Capital Disclosure Of Deferred Share Units 3 | shares	413,618
Share Capital Disclosure Of Deferred Share Units 4 | CAD	CAD 3.21
Share Capital Disclosure Of Deferred Share Units 5 | shares	37,832
Share Capital Disclosure Of Deferred Share Units 6 | CAD	CAD 4.11
Share Capital Disclosure Of Deferred Share Units 7 | shares	96,942
Share Capital Disclosure Of Deferred Share Units 8 | CAD	CAD 4.19
Share Capital Disclosure Of Deferred Share Units 9 | shares	0
Share Capital Disclosure Of Deferred Share Units 10 | CAD	CAD 0
Share Capital Disclosure Of Deferred Share Units 11 | shares	0
Share Capital Disclosure Of Deferred Share Units 12 | CAD	CAD 0
Share Capital Disclosure Of Deferred Share Units 13 | shares	548,392
Share Capital Disclosure Of Deferred Share Units 14 | CAD	CAD 3.44
Share Capital Disclosure Of Deferred Share Units 15 | shares	510,560
Share Capital Disclosure Of Deferred Share Units 16 | CAD	CAD 3.39
Share Capital Disclosure Of Deferred Share Units 17 | shares	548,392
Share Capital Disclosure Of Deferred Share Units 18 | CAD	CAD 3.02
Share Capital Disclosure Of Deferred Share Units 19 | shares	510,560
Share Capital Disclosure Of Deferred Share Units 20 | CAD	CAD 4.75